SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2019
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                      Polaris Choice II Variable Annuity
                     Polaris Choice III Variable Annuity
                      Polaris Choice IV Variable Annuity
                           Polaris II Variable Annuity
                     Polaris Platinum II Variable Annuity
                            Polaris Variable Annuity

                           VARIABLE ANNUITY ACCOUNT SEVEN
              Polaris II A-Class Platinum Series Variable Annuity
                        Polaris II A-Class Variable Annuity
                           Polaris Plus Variable Annuity

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       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
                      Polaris Choice IV Variable Annuity

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Effective on or about May 24, 2019, the subadvisor for the SunAmerica Series
Trust SA Oppenheimer Main Street Large Cap Portfolio changed from
"OppenheimerFunds,Inc." to "Invesco Advisers, Inc." Accordingly, all references in the prospectuses to "OppenheimerFunds, Inc." are replaced with "Invesco Advisers, Inc."

Underlying Fund:	      Managed by:                  Trust   Asset Class
----------------              ----------------------       -----   -----------
SA Oppenheimer Main           Invesco Advisers, Inc.       SAST    STOCK
Street Large Cap Portfolio


Dated:  May 24, 2019

                   Please keep this Supplement with your Prospectus